Recapitalization (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2022
Recapitalization [Line Items]
Net proceeds from transaction cost (in Dollars)	$ 17,555
Earnout shares	0
HBC Earnout Arrangement [Member]
Recapitalization [Line Items]
Stock price (in Dollars per share)	$ 4.53
Risk free rate	3.98%
Volatility	85.00%
Dividends yield	0.00%
Duration	4 years
Public Warrants [Member]
Recapitalization [Line Items]
Meteora shares		6,175,000
Private Placement Warrants [Member]
Recapitalization [Line Items]
Meteora shares		5,405,000
HBC holdback shares [Member]
Recapitalization [Line Items]
Meteora shares	200,000
Shares not issued	200,000
HBC Shareholders [Member]
Recapitalization [Line Items]
Meteora shares	22,500,000